Income taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Scientific research and experimental development	$ 3,358	$ 3,358
Non-capital losses	3,147	2,778
Other	839	798
Total deferred tax assets	$ 7,344	$ 6,934